Components of Income before Income Tax Expense (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ (8,361)	$ 196
Foreign	12,100	826
Income before income taxes and equity in net income of unconsolidated investment	$ 3,681	$ 1,022